Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator International Developed Power Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	(0.49%)	13.93%	(2.40%)	6.75%	4.70%